Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Rocanville SK [Member]
Total	$ 6,240,000	$ 28,880,000	$ 590,000		$ 35,710,000
Lanigan SK [Member]
Total	4,050,000	23,790,000	320,000		28,160,000
Allan SK [Member]
Total	2,820,000	13,430,000	440,000		16,690,000
Cory SK [Member]
Total	3,800,000	9,110,000	240,000		13,150,000
Patience Lake SK [Member]
Total	710,000	1,530,000	130,000		2,370,000
Vanscoy SK [Member]
Total	27,930,000	5,570,000	470,000		33,970,000
New Brunswick [Member]
Total	1,020,000	$ 1,570,000	260,000		2,850,000
Corporate [Member]
Total	1,565,840,000		1,670,000	$ 2,030,000	1,569,540,000
Aurora NC [Member]
Total	7,850,000		340,000		8,190,000
White Springs FL [Member]
Total	$ 7,390,000		$ 200,000		$ 7,590,000